Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	PNC ADVANTAGE FUNDS
Central Index Key	0000908823
Amendment Flag	false
Document Creation Date	Sep. 28, 2017
Document Effective Date	Sep. 28, 2017
Prospectus Date	Sep. 28, 2017
PNC Advantage Institutional Treasury Money Market Fund | Advisor Shares
Prospectus:
Trading Symbol	PAYXX
PNC Advantage Institutional Treasury Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	PAIXX
PNC Advantage Institutional Treasury Money Market Fund | Service Shares
Prospectus:
Trading Symbol	PAEXX